Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

December 31, 2019

AFF30-QTLY-0220
1.811336.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/27/20 to 3/26/20 (a)
(Cost $1,285,852)	1,290,000	1,286,011
	Shares	Value

Domestic Equity Funds - 39.7%
Fidelity Advisor Series Equity Growth Fund (b)	9,716,820	$137,687,344
Fidelity Advisor Series Growth Opportunities Fund (b)	7,004,546	90,708,876
Fidelity Advisor Series Small Cap Fund (b)	5,779,288	66,981,943
Fidelity Series All-Sector Equity Fund (b)	6,102,248	63,280,309
Fidelity Series Commodity Strategy Fund (b)	23,314,950	110,979,164
Fidelity Series Large Cap Stock Fund (b)	15,209,352	240,916,132
Fidelity Series Large Cap Value Index Fund (b)	1,974,195	26,039,638
Fidelity Series Opportunistic Insights Fund (b)	7,102,528	128,555,756
Fidelity Series Small Cap Opportunities Fund (b)	5,984,525	83,783,355
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,328,629	156,820,163
Fidelity Series Value Discovery Fund (b)	11,404,049	154,981,032
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,009,732,582)		1,260,733,712

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	2,343,078	26,453,355
Fidelity Series Emerging Markets Fund (b)	3,300,518	32,213,057
Fidelity Series Emerging Markets Opportunities Fund (b)	14,266,404	294,315,905
Fidelity Series International Growth Fund (b)	14,073,868	246,574,172
Fidelity Series International Small Cap Fund (b)	3,041,434	52,647,229
Fidelity Series International Value Fund (b)	23,775,893	235,381,344
Fidelity Series Overseas Fund (b)	10,025,154	108,071,164
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $783,504,743)		995,656,226

Bond Funds - 28.1%
Fidelity Series Emerging Markets Debt Fund (b)	2,057,867	19,755,521
Fidelity Series Floating Rate High Income Fund (b)	416,454	3,873,019
Fidelity Series High Income Fund (b)	2,340,311	22,443,581
Fidelity Series Inflation-Protected Bond Index Fund (b)	14,553,514	146,262,818
Fidelity Series International Credit Fund (b)	166,430	1,677,618
Fidelity Series Investment Grade Bond Fund (b)	52,396,903	606,232,167
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,974,114	79,061,944
Fidelity Series Real Estate Income Fund (b)	1,289,299	14,349,898
TOTAL BOND FUNDS
(Cost $872,555,432)		893,656,566

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	2,875,185	2,875,760
Fidelity Series Government Money Market Fund 1.65% (b)(d)	21,178,199	21,178,199
Fidelity Series Short-Term Credit Fund (b)	525,976	5,301,834
TOTAL SHORT-TERM FUNDS
(Cost $29,248,158)		29,355,793
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,696,326,767)		3,180,688,308
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,217,570)
NET ASSETS - 100%		$3,178,470,738

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	March 2020	$4,846,650	$90,169	$90,169
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	March 2020	280,050	8,038	8,038
TOTAL PURCHASED					98,207

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	76	March 2020	7,738,700	(72,687)	(72,687)
TOTAL FUTURES CONTRACTS					$25,520

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,286,011.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,495
Total	$66,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$164,060,070	$22,056,975	$53,119,582	$17,036,706	$11,083,920	$(6,394,039)	$137,687,344
Fidelity Advisor Series Growth Opportunities Fund	109,846,006	24,416,782	37,062,476	21,000,734	10,437,636	(16,929,072)	90,708,876
Fidelity Advisor Series Small Cap Fund	73,914,014	4,764,870	18,870,420	2,010,017	1,469,832	5,703,647	66,981,943
Fidelity Series All-Sector Equity Fund	72,450,297	7,034,307	21,640,150	4,624,968	491,992	4,943,863	63,280,309
Fidelity Series Canada Fund	22,832,798	3,674,907	2,318,669	589,820	20,648	2,243,671	26,453,355
Fidelity Series Commodity Strategy Fund	68,895,139	51,609,282	9,565,693	1,642,598	(795,747)	836,183	110,979,164
Fidelity Series Emerging Markets Debt Fund	19,834,842	1,620,144	1,713,491	875,834	(15,732)	29,758	19,755,521
Fidelity Series Emerging Markets Fund	24,520,099	9,408,826	1,887,681	723,779	(12,466)	184,279	32,213,057
Fidelity Series Emerging Markets Opportunities Fund	231,889,100	50,133,067	16,295,269	7,141,930	(75,712)	28,664,719	294,315,905
Fidelity Series Floating Rate High Income Fund	3,894,582	333,691	367,246	174,144	(4,775)	16,767	3,873,019
Fidelity Series Government Money Market Fund 1.65%	39,180,732	42,715,452	60,717,985	598,600	--	--	21,178,199
Fidelity Series High Income Fund	26,491,659	1,881,782	6,384,468	1,109,942	(148,440)	603,048	22,443,581
Fidelity Series Inflation-Protected Bond Index Fund	41,305,577	108,880,718	5,138,738	1,727,299	(6,033)	1,221,294	146,262,818
Fidelity Series International Credit Fund	1,549,545	98,662	--	98,662	--	19,791	1,677,618
Fidelity Series International Growth Fund	218,093,372	16,498,825	20,909,972	8,706,721	2,778,330	30,113,617	246,574,172
Fidelity Series International Small Cap Fund	50,929,926	4,122,117	8,021,827	2,245,759	510,719	5,106,294	52,647,229
Fidelity Series International Value Fund	209,358,613	32,859,656	21,419,199	9,225,961	(84,963)	14,667,237	235,381,344
Fidelity Series Investment Grade Bond Fund	457,229,674	176,135,390	43,451,859	12,274,126	277,763	16,041,199	606,232,167
Fidelity Series Large Cap Stock Fund	282,754,506	26,886,536	89,163,119	18,059,009	(1,305,250)	21,743,459	240,916,132
Fidelity Series Large Cap Value Index Fund	31,405,664	2,564,385	9,786,321	1,580,695	1,617,339	238,571	26,039,638
Fidelity Series Long-Term Treasury Bond Index Fund	171,081,450	23,884,290	125,075,460	8,194,416	12,453,409	(3,281,745)	79,061,944
Fidelity Series Opportunistic Insights Fund	152,892,141	15,453,272	46,221,729	10,672,189	4,717,732	1,714,340	128,555,756
Fidelity Series Overseas Fund	--	100,386,200	--	398,706	--	7,684,964	108,071,164
Fidelity Series Real Estate Income Fund	13,861,248	1,361,254	1,161,220	859,479	9,406	279,210	14,349,898
Fidelity Series Short-Term Credit Fund	9,799,575	4,123,258	8,748,505	179,221	78,533	48,973	5,301,834
Fidelity Series Small Cap Opportunities Fund	95,596,558	9,182,171	24,430,907	6,051,549	514,858	2,920,675	83,783,355
Fidelity Series Stock Selector Large Cap Value Fund	184,673,503	13,309,740	54,687,002	7,537,960	(1,369,530)	14,893,452	156,820,163
Fidelity Series Value Discovery Fund	181,556,710	11,656,138	52,499,580	5,920,635	1,353,315	12,914,449	154,981,032
	$2,959,897,400	$767,052,697	$740,658,568	$151,261,459	$43,996,784	$146,228,604	$3,176,526,537

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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